Purchased, outsourced and other costs	12 Months Ended
Dec. 31, 2021
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Purchased, outsourced and other costs
10.	Purchased, outsourced and other costs
The following table provides a breakdown for purchased, outsourced and other costs:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Consultancy fees and corporate bodies fees	(75,737)	(33,706)	(38,460)
Advertising and marketing expenses	(57,224)	(47,467)	(60,789)
Lease expenses	(56,345)	(32,755)	(68,248)
Outsourcing of production	(53,402)	(59,411)	(74,829)
Freight, insurance and selling expenses	(49,241)	(55,905)	(67,477)
Utilities	(26,710)	(22,423)	(26,063)
Maintenance costs	(14,610)	(14,993)	(12,672)
Royalties	(4,258)	(5,982)	(4,880)
Other services	(16,102)	(14,284)	(18,279)

Total purchased, outsourced and other costs	(353,629)	(286,926)	(371,697)
Consultancy fees and corporate bodies fees for the year ended December 31, 2021 include Euro 34,092 thousand for bank services, legal advisors and other consultancy services relating to the Business Combination. See Note 1 -
General information
for a description of the Business Combination.
Other services mainly include costs for postal services, telephone and communication, training and other external services.
The following table provides a breakdown for lease expenses:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Rent reductions	12,877	24,931	—
Variable lease payments	(63,421)	(54,665)	(63,361)
Expenses relating to short-term leases	(5,697)	(2,260)	(4,029)
Expenses relating to low value leases	(104)	(761)	(858)

Total lease expenses	(56,345)	(32,755)	(68,248)
The Group’s variable lease payments are typically linked to sales without a guaranteed minimum.
In 2021 and 2020 lease payments reflect Euro 12,877 thousand and Euro 24,931 thousand, respectively, of rent reductions from lessors, recognized in accordance with the specific amendments to IFRS 16 adopted in 2021 and 2020 as a result of the
COVID-19
pandemic.
For lease payments not required to be capitalized as
right-of-use
assets under IFRS 16 (short term and low value leases), the costs are recognized as the lease expenses are incurred.